Capitalization and Equity Structure	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Capital Stock [Abstract]
Capital Stock

8. Capitalization and Equity Structure

Merger Agreement, Recapitalization and PPO

As discussed in Note 3. The Merger, Offering and Other Related Transactions, on January 15, 2014 (the "Closing Date"), Ekso Bionics, Inc., Ekso Acquisition Corp. and Ekso Bionics Holdings, Inc. entered into an Agreement and Plan of Merger and Reorganization, which closed on the same date. Pursuant to the terms of the Merger Agreement, Ekso Acquisition Corp. merged with and into Ekso Bionics, Inc. which was the surviving corporation and thus became a wholly-owned subsidiary of Ekso Bionics Holdings, Inc.. The Merger, Offering and other Related Transactions are described more fully in our Form 8-K/A filed with the SEC on March 31, 2014.

Share Exchanges

At the closing of the Merger, all of the outstanding capital stock of Ekso Bionics, Inc. was exchanged for an aggregate of 42,615,556 shares of our common stock.

In addition, pursuant to the Merger Agreement warrants to purchase 407,772 shares of Ekso Bionics' common stock issued and outstanding immediately prior to the closing of the Merger were converted into warrants to purchase 621,363 shares of the Company's common stock and options to purchase 4,978,645 shares of Ekso Bionics' common stock issued and outstanding immediately prior to the closing of the Merger were converted into options to purchase 7,586,459 shares of the Company's common stock.

Upon the closing of the Merger and the PPO, $5,000,000 of outstanding of convertible bridge notes issued by Ekso Bionics in November 2013 (the "2013 Bridge Notes") automatically converted into Units, each consisting of one share of the Company's common stock and a warrant to purchase one share of common stock (the "Units") at a conversion price of $1.00 per Unit, and investors in the 2013 Bridge Notes received a warrant to purchase 2,500,000 shares of common stock at an exercise price of $1.00 per share for a term of three years (the "Bridge Warrants"). The Bridge Warrants have weighted average anti-dilution protection, subject to customary exceptions.

Concurrently with the closing of the Merger and in contemplation of the Merger, the Company held a closing of the PPO in which it sold 20,580,000 Units (including Units issued upon conversion of the Bridge Notes as described above) of securities, at a purchase price of $1.00 per Unit, each Unit consisting of one share of our common stock and a warrant to purchase one share of common stock with an exercise price per share of $2.00 and a term of 5 years (the "PPO Warrants"). Between January 29, 2014 and February 6, 2014, the Company issued an additional 9,720,000 Units in subsequent closings of the PPO.

Investors in the Units have weighted average anti-dilution protection with respect to the shares of common stock included in the Units if within 24 months after the final closing of the PPO the Company shall issue additional shares of common stock or common stock equivalents (subject to customary exceptions, including but not limited to issuances of awards under the Company's 2014 Plan (as defined below)) for consideration per share less than $1.00.

In connection with the conversion of the 2013 Bridge Notes and the PPO, the Placement Agent and its sub-agents were paid an aggregate commission of $3,030,000 and were issued warrants to purchase an aggregate of 500,000 shares of our common stock, with an exercise price per share of $1.00 and a term of five years ("Bridge Agent Warrants") and warrants to purchase an aggregate of 2,500,000 shares of common stock with a term of five years and an exercise price of $1.00 per share (the "PPO Agent Warrants"). The Bridge Agent Warrants and PPO Agent Warrants have weighted average anti-dilution protection, subject to customary exceptions.

2014 Equity Incentive Plan

Before the Merger, the Board of Directors adopted, and the stockholders approved, the 2014 Equity Incentive Plan (the "2014 Plan"), which provides for the issuance of incentive awards of up to 14,410,000 shares of common stock to officers, key employees, consultants and directors. In connection with the Merger, options to purchase an aggregate of 7,586,459 shares of our common stock were issued under the 2014 Plan.

On the closing of the Merger, the Board granted to officers and directors options to purchase an aggregate of 2,300,000 shares of common stock under the 2014 Plan.

Summary Capitalization Subsequent to Reverse Merger and PPO

The Company's authorized capital stock consists of 500,000,000 shares of common stock and 10,000,000 shares of preferred stock. At March 31, 2014, 78,480,019 shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding.

Common Stock

The holders of outstanding shares of common stock are entitled to receive dividends out of assets or funds legally available for the payment of dividends of such times and in such amounts as the board from time to time may determine. Holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders. There is no cumulative voting for the election of directors. The common stock is not entitled to pre-emptive rights and is not subject to conversion or redemption. Upon liquidation, dissolution or winding up of our company, the assets legally available for distribution to stockholders are distributable ratably among the holders of the common stock after payment of liquidation preferences, if any, on any outstanding payment of other claims of creditors. Each outstanding share of common stock is duly and validly issued, fully paid and non-assessable.

Preferred Stock

We may issue shares of preferred stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by our Board of Directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in such resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by the Board of Directors.

Options on Common Stock

Options to purchase an aggregate of 10,748,459 shares of our common stock have been issued under the 2014 Plan, as follows:

•	Options to purchase 4,978,645 shares of Ekso Bionics, Inc.'s common stock issued and outstanding immediately prior to the closing of the Merger were converted into options to purchase 7,586,459 shares of our common stock, with a weighted average exercise price of $0.46 per share. Most of these option grants vest over a term of 48 months, beginning on the first anniversary of an employee's employment, and have a term of ten years.

•	Options to purchase 450,000 shares of our common stock were granted to our directors. These option grants have an exercise price of $1.00 per share, will become exercisable over a term of 48 months, with 1/4 of the shares becoming exercisable on the first anniversary of the date of grant and with 1/48 of the shares becoming exercisable at the end of each month thereafter, and have a term of ten years.

•	Options to purchase 1,850,000 shares of our common stock were granted to our officers in connection with the Merger. These option grants have an exercise price of $1.00 per share, will become exercisable over a term of 48 months, with 1/4 of the shares becoming exercisable on the first anniversary of the date of grant and with 1/48 of the shares becoming exercisable at the end of each month thereafter, and have a term of ten years.

•	Options to purchase 862,000 shares of our common stock were granted to officers and employees subsequent to the Merger through March 31, 2014. These options have a weighted average exercise price of $5.99, will become exercisable over a term of 48 months, with 1/4 of the shares becoming exercisable on the first anniversary of the date of grant and with 1/48 of the shares becoming exercisable at the end of each month thereafter, and have a term of ten years.

Warrants

As of the date hereof:

•	The Bridge Warrants entitle their holders to purchase 2,725,000 shares of common stock, with a term of three years and an exercise price of $1.00 per share.

•	The Bridge Agent Warrants entitle their holders to purchase 500,000 shares of common stock, with a term of five years and an exercise price of $1.00 per share.

•	The PPO Warrants entitle their holders to purchase 30,300,000 shares of common stock, with a term of five years and an exercise price of $2.00 per share.

•	The PPO Agent Warrants entitle their holders to purchase 2,500,000 shares of common stock, with a term of five years and an exercise price of $1.00 per share.

•	Holders of warrants to purchase Ekso Bionics, Inc. common stock prior to the Merger hold warrants to purchase 621,363 shares of common stock, which expire on various dates from June 1, 2022 to August 30, 2023 and have an exercise price of $1.38 per share. These warrants may, at the option of the holders, be exercised on a "cashless exercise" basis, which means that in lieu of paying the aggregate exercise price for the shares being purchased upon exercise of the warrants for cash, the holder will forfeit a number of shares underlying the warrants with a "fair market value" equal to such aggregate exercise price. We will not receive additional proceeds to the extent these warrants are exercised on a "cashless exercise" basis.

•	Other warrants entitle their holders to purchase 225,000 shares of common stock, with a term of three years and an exercise price of $1.00 per share.

The outstanding warrants, other than those converted from warrants to purchase Ekso Bionics common stock, contain "weighted average" anti-dilution protection in the event that we issue common stock or securities convertible into or exercisable for shares of common stock at a price lower than the subject warrant's exercise price, subject to certain customary exceptions, as well as customary provisions for adjustment in the event of stock splits, subdivision or combination, mergers, etc.

The fair value of the warrant liability was determined using the Binomial Lattice pricing model. This model is dependent upon several variables such as the instrument's term, expected strike price, risk-free interest rate estimated over the expected term, and the estimated volatility of our stock over the term of warrant. The expected strike price is estimated based on a weighted average probability analysis of the strike price changes expected during the term as a result of the anti-dilution clause in the agreement. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies.

13. Capital Stock

Common stock

Certain shares of outstanding common stock are subject to the terms of the common stock purchase agreements. According to the terms of the agreements, in the event that a holder of common stock ceases their relationship with the Company, the Company has the right to repurchase all or any shares at fair value. The repurchase option terminates in the event that the Company consummates a change of control transaction and involuntary termination, or involuntary termination, as defined.

Convertible Preferred stock

Issued and outstanding convertible preferred stock (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) consisted of the following at December 31, 2013:

		Number of
	Number of	Shares	Liquidation	Aggregate
	Shares	Issued and	Preference	Liquidation
Series	Authorized	Outstanding	Per Share	Preference

A	4,624,840	4,496,270 (1)	$1.75	$7,868,473

A-2	4,527,010	4,335,414	$2.10	$9,104,369

B	12,000,000	5,179,344	$2.10	$10,876,622
				$27,849,464

(1)	Series A financing efforts commenced in December 2010 were completed in July 2011. The Company issued 4,496,270 of the 4,650,000 authorized shares of Series A convertible preferred stock in connection with this transaction. The total amount of equity raised amounted to $7.87 million. Of this amount $2.43 million was received in cash and $393,000 was completed through a conversion of debt during the year ended December 31, 2010 and the rest of the funds were raised during 2011. Lockheed, a key customer, participated in this round of financing by making an equity investment totaling $1.5 million.

The rights, privileges and restrictions of Series A, A-2 and B convertible preferred stock ("the Preferred Stock") were set forth in the Company's Amended and Restated Certificate of Incorporation. Voting and conversion rights are summarized below:

•	Voting rights - Holders are entitled to one vote for each share of common stock into which such share of Preferred Stock is convertible.

•	Conversion - Each share of the Preferred Stock is convertible, at the option of the holder, according to the conversion ratio obtained by dividing the Original Issue Price (described above) by the Conversion Price, which initially is the Original Issue Price, subject to adjustment for dilution. Each share of Series A, A-2, and B Preferred Stock is currently convertible into one share of common stock. The number of fully paid and nonassessable shares of common stock is determined by dividing the Original Issue Price by the Conversion Price. Each share of the Preferred Stock automatically converts into the number of shares of common stock into which such shares are convertible at the then effective conversion ratio upon: (1) the closing of a public offering of common stock with proceeds to the Company of at least $25,000,000 and in which the pre-money valuation of the Company is not less than $75,000,000 or (2) the date or time specified by vote, written consent or agreement of the holders of the majority of the then outstanding shares of convertible preferred stock, voting together as a class.

For financial accounting purposes, the Company determined that the convertible preferred stock does not meet the requirements under ASC 480-10-25 to be accounted for as a liability because the shares are not mandatorily redeemable, except in the case of a liquidation event in which case the holders are entitled to be paid out a liquidation preference, and the conversion ratio is based on a pre-determined number of shares rather than a variable number of shares. However, it was determined that a "deemed liquidation event" could occur that would be outside the control of the Company. In accordance with ASC 480-10-S99, the convertible preferred stock will be in the "mezzanine" section between liabilities and stockholders' deficit.

During the years ended December 31, 2013 and 2012, because the timing of any such liquidation event was uncertain, the Company elected not to adjust the carrying values of its preferred stock to their respective liquidation values.

Warrants

The Company issued warrants to lenders in connection with convertible debt and to a customer in connection with a service contract. The outstanding warrants (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) were as follows:

	Number					Fair Value as of
Warrants to	of	Date of	Exercise	Expiration		December 31
purchase shares of:	shares	issue	Price	Date	At Inception	2013	2012

Series A, to lender	128,570	4/29/2011	$1.75	10/31/2021	$167,256	$69,312	$151,738
Series B, to lender	257,829	5/31/2012	$2.10	6/1/2022	$348,327	181,567	354,593
Common stock, to lender	19,337	5/31/2012	$2.10	6/1/2022	$6,789	N/A	N/A
Series B to customer	27,500	11/16/2012	$0.01	11/16/2019	$57,494	31,108	57,491
Common stock, to investors in Series B	388,435	Various from 5/20/2013 to 8/29/2013	$2.10	10 years from issue	$136,380	N/A	N/A
						281,987	563,822
Obligation to issue warrant (see last paragraph)						95,760	-
Total warrant liability						$377,747	$563,822

(Note: The fair value as of period end is not applicable (N/A) for the warrants on common stock because such instruments are carried in equity without revaluation to periodic fair value.)

The fair value of the warrants to purchase preferred stock issued to lenders was recorded as a liability at inception with a corresponding charge to discount on debt which is being amortized to interest expense as an adjustment to yield. The fair value of the warrants to purchase common stock issued to lenders was recorded in additional paid in capital at inception with a corresponding charge to discount on debt which is being amortized to interest expense as an adjustment to yield. The fair value of the warrant issued to the customer was recorded as a liability at inception with a corresponding reduction to the amount of revenue recognized under the service contract. The warrants classified as liabilities are marked to market at the end of each reporting period as an item of other income or loss in the accompanying consolidated statement of operations. The warrants to purchase common stock have no further accounting consequence after inception.

The warrants are exercisable during their term at the option of the holder, upon a liquidation event, or the consummation of an initial public offering by the Company, whichever is earlier.

The Company estimates the fair value of warrants using the Black-Scholes option pricing model with inputs for dividend yield, risk-free rate of return, expected life in years and volatility, as applicable, for each instrument at inception and then for each measurement date. Because the terms in the agreement for the warrants on the Series B preferred stock provided the Lender with three conversion options, the Company used a valuation technique with probability weighted inputs.

In addition to the warrant obligation discussed above and as discussed in Note 8, Senior Notes Payable, Debt Covenants, the Company agreed to cause the surviving parent company in the Merger (see Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) to subsequently issue to the Lender warrants to purchase 225,000 shares of the surviving parent company's Common Stock at an exercise price of $1.00 per share. The fair value of the warrant obligation of $95,760 based on the Black-Scholes option pricing model was recorded as a warrant liability. This warrant is marked to market at the end of each reporting period as an item of other income or loss in the accompanying consolidated statements of operations until conversion into common shares in January 2014.

Reverse Merger

Share amounts for common stock, convertible preferred stock, stock options and warrants of the Company included in the consolidated financial statements and notes thereto have not been adjusted to give effect to the conversion of the Company's stock, warrants and options in connection with the reverse merger transaction in January 2014 described in Note 18, Subsequent Events, except as set forth in Note 18. At the closing of the reverse merger transaction, each share of Ekso Bionics' common stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.5238 shares of Common Stock of Holdings (as defined in Note 18), each share of Ekso Bionics' Series A preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.6290 shares of Holdings' Common Stock, and each share of Ekso Bionics' Series A-2 and Series B preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.9548 shares of Holdings' Common Stock.